Acquisitions - Schedule of Business Acquisition (Details) - USD ($)	Nov. 30, 2020	Jun. 26, 2020	May 31, 2020	May 31, 2019
Goodwill	$ 5,180,141		$ 5,155,141	$ 4,456,250
Simplicity El Paso, LLC [Member]
Merchandise		$ 27,000
Furniture, Fixtures and Equipment		113,000
Customer Database		35,000
Goodwill	$ 25,000	25,000
Restrictive Covenant		115,000
Total value of acquisition		$ 315,000